Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [line items]
Net trade receivables	£ 803	£ 918
Cost [member] | In less than one year [member]
Trade and other receivables [line items]
Trade receivables	668	654
Cost [member] | Up to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	70	155
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	11	35
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	23	9
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	7	14
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 24	£ 51